Expenses by Nature - Summary of Net Impairment Losses on Financial and Contract Assets (Detail) ₺ in Thousands	12 Months Ended
Dec. 31, 2018 TRY (₺)
Disclosure of impairment loss and reversal of impairment loss [line items]
Net impairment losses on financial and contract assets	₺ (346,390)
Financial and contract assets [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Net impairment losses on financial and contract assets	₺ (346,390)